Pledged Assets - Schedule of pledged Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Assets at Amortized Cost [Member]
Pledged Assets - Schedule of pledged Assets (Details) [Line Items]
Assets	Bank loans and credit card deposits
Purpose	$337,024
Carrying amount		$ 591,457
Investment Properties [Member]
Pledged Assets - Schedule of pledged Assets (Details) [Line Items]
Assets	Bank loans
Carrying amount		$ 2,389,864